U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



      1.    Name and address of Issuer:

      Merrill Lynch Disciplined Equity Fund, Inc.
      P.O. Box 9011
      Princeton, N.J.      08543-9011

      2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

      3.    Investment Company Act File Number:           811-9299

            Securities Act File Number:                  333-76581

      4.    (a)   Last day of fiscal year for which this Form is filed: May 31,
                  2006

            (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

            (c) [ ] Check box if this is the last time the issuer will be filing this Form.

      5.    Calculation of registration fees:

            (i)    Aggregate sales price of securities sold
                   during the fiscal year pursuant to Section
                   24(f):                                          $1,858,838

            (ii)   Aggregate price of securities redeemed or
                   repurchased during the fiscal year:
                                                                   $7,896,928

            (iii)  Aggregate price of securities redeemed or
                   repurchased during any prior fiscal year
                   ending no earlier than October 31, 1995,
                   that were not previously used to reduce
                   registration fees payable to the
                   Commission:                                     $47,384,530

            (iv)   Total available redemption credits [add
                   Items 5(ii) and 5(iii)]:                        $55,281,458

            (v)    Net sales - if Item 5(i) is greater than
                   Item 5(iv) [subtract Item 5(iv) from Item
                   5(i)]:                                          $0

            (vi)   Redemption credits available for use in
                   future years - if Item 5(i) is less than
                   Item 5(iv):                                     $53,422,620

            (vii)  Multiplier for determining registration fee
                   (see instruction C.9):                          .000107

            (viii) Registration fee due [multiply Item 5(v) by
                   Item 5(vii) (enter "0" if no fee is due)]:      $0

      6.    Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

            If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

      7.    Interest due - if this Form is being filed more than
            90 days after the end of the issuer's fiscal year
            (see instruction D):                                   $0

      8.    Total of the amount of the registration fee due plus
            any interest due [line 5(viii) plus line 7]:           $0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

            [ ] Wire Transfer

            [ ] Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
----------------------------
Vice President and Treasurer


Date:  August 22, 2006


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